UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-09631

Cohen & Steers Institutional Realty Shares, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Tina M. Payne 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2013

Item 1. Schedule of Investments

COHEN & STEERS INSTITUTIONAL REALTY SHARES, INC.

SCHEDULE OF INVESTMENTS

March 28, 2013 (Unaudited)*

	Number of Shares	Value
COMMON STOCK 98.0%
FINANCIAL—BANKS 0.2%
Bond Street Holdings, Class A, 144A(a),(b),(c),(d)	289,434	$5,279,276

REAL ESTATE 97.8%
DIVERSIFIED 8.9%
Alexander’s	33,269	10,968,457
American Assets Trust	603,215	19,308,912
Colony Financial	583,167	12,946,308
Cousins Properties	1,159,360	12,393,558
Duke Realty Corp.	2,282,697	38,760,195
Forest City Enterprises, Class A(d)	1,206,304	21,436,022
Vornado Realty Trust	1,242,680	103,937,755
WP Carey	174,800	11,781,520
		231,532,727
HEALTH CARE 11.2%
Aviv REIT(d)	169,000	4,066,140
HCP	1,150,660	57,371,908
Health Care REIT	1,120,439	76,089,012
Healthcare Trust of America, Class A	1,669,892	19,621,231
Ventas	1,814,917	132,851,924
		290,000,215
HOTEL 7.5%
Chesapeake Lodging Trust	629,811	14,447,864
Hersha Hospitality Trust	3,359,882	19,621,711
Hospitality Properties Trust	918,094	25,192,499
Host Hotels & Resorts	1,552,002	27,144,515
Hyatt Hotels Corp., Class A(d)	545,721	23,591,519
Orient-Express Hotels Ltd., Class A (Bermuda)(d)	1,614,340	15,917,392
RLJ Lodging Trust	1,149,700	26,167,172
Starwood Hotels & Resorts Worldwide	301,393	19,207,776
Strategic Hotels & Resorts Worldwide(d)	2,668,440	22,281,474
Sunstone Hotel Investors(d)	165,882	2,042,008
		195,613,930
INDUSTRIALS 6.5%
DCT Industrial Trust	5,027,455	37,203,167
Prologis	3,106,356	124,192,113
STAG Industrial	288,315	6,132,460
		167,527,740

1

	Number of Shares	Value
OFFICE 10.6%
Boston Properties	386,716	$39,081,519
Corporate Office Properties Trust	1,233,603	32,912,528
Douglas Emmett	1,691,674	42,173,433
Highwoods Properties	817,745	32,358,170
Hudson Pacific Properties	1,163,999	25,316,978
Mack-Cali Realty Corp.	979,571	28,025,526
Parkway Properties	881,335	16,348,764
SL Green Realty Corp.	666,512	57,393,349
		273,610,267
OFFICE/INDUSTRIAL 0.6%
PS Business Parks	200,988	15,861,973

RESIDENTIAL 13.5%
APARTMENT 12.9%
Apartment Investment & Management Co.	1,885,659	57,814,305
Colonial Properties Trust	1,344,726	30,404,255
Education Realty Trust	793,765	8,358,345
Equity Residential	1,337,660	73,651,559
Essex Property Trust	288,172	43,392,940
Home Properties	424,035	26,892,300
Mid-America Apartment Communities	380,338	26,266,142
UDR	2,774,867	67,124,033
		333,903,879
MANUFACTURED HOME 0.6%
Equity Lifestyle Properties	37,689	2,894,515
Sun Communities	254,539	12,556,409
		15,450,924
TOTAL RESIDENTIAL		349,354,803
SELF STORAGE 7.3%
CubeSmart	1,930,217	30,497,429
Extra Space Storage	794,914	31,216,273
Public Storage	648,035	98,708,691
Sovran Self Storage	456,643	29,448,907
		189,871,300
SHOPPING CENTERS 28.8%
COMMUNITY CENTER 10.0%
Cedar Realty Trust	1,835,020	11,211,972
DDR Corp.	2,908,877	50,672,637

2

	Number of Shares	Value
Kimco Realty Corp.	3,424,591	$76,710,838
Ramco-Gershenson Properties Trust	717,345	12,051,396
Regency Centers Corp.	1,086,971	57,511,636
Tanger Factory Outlet Centers	865,854	31,326,598
Weingarten Realty Investors	619,651	19,549,989
		259,035,066
FREE STANDING 3.2%
National Retail Properties	1,114,626	40,316,023
Realty Income Corp.	943,326	42,779,834
		83,095,857
REGIONAL MALL 15.6%
CBL & Associates Properties	510,794	12,054,738
General Growth Properties	3,237,191	64,355,357
Glimcher Realty Trust	2,767,060	32,097,896
Simon Property Group	1,860,292	294,967,900
		403,475,891
TOTAL SHOPPING CENTERS		745,606,814

SPECIALTY 2.9%
Digital Realty Trust	1,114,466	74,568,920
TOTAL REAL ESTATE		2,533,548,689
TOTAL COMMON STOCK (Identified cost—$1,898,387,620)		2,538,827,965

SHORT-TERM INVESTMENTS 1.4%
MONEY MARKET FUNDS
BlackRock Liquidity Funds: FedFund, 0.01%(e)	18,350,681	18,350,681
Federated Government Obligations Fund, 0.01%(e)	18,350,743	18,350,743
TOTAL SHORT-TERM INVESTMENTS (Identified cost—$36,701,424)		36,701,424

3

TOTAL INVESTMENTS (Identified cost—$1,935,089,044)	99.4%	$2,575,529,389

OTHER ASSETS IN EXCESS OF LIABILITIES	0.6	14,600,927

NET ASSETS (Equivalent to $45.06 per share based on 57,487,514 shares of common stock outstanding)	100.0%	$2,590,130,316

Glossary of Portfolio Abbreviations

REIT	Real Estate Investment Trust

Note: Percentages indicated are based on the net assets of the Fund.
*	March 28, 2013 represents the last business day of the Fund’s quarterly period. See Note 1 of the accompanying notes to the Financial Statements.
(a)

Fair valued security. This security has been valued at its fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Board of Directors. Aggregate fair valued securities represent 0.2% of the net assets of the Fund.

(b)	Illiquid security. Aggregate holdings equal 0.2% of the net assets of the Fund.
(c)	Resale is restricted to qualified institutional investors. Aggregate holdings equal 0.2% of the net assets of the Fund, all of which are illiquid.
(d)	Non-income producing security.
(e)	Rate quoted represents the seven-day yield of the fund.

4

Cohen & Steers Institutional Realty Shares, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Note 1. Quarterly Period

Since March 28, 2013 represents the last day during the Fund’s quarterly period on which the New York Stock Exchange was open for trading, the Fund’s financial statements have been presented through that date to maintain consistency with the Fund’s net asset value calculations used for shareholder transactions.

Note 2. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain foreign securities may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the manager) to be over-the-counter, are valued at the last sale price on the valuation date as reported by sources deemed appropriate by the Board of Directors to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates value. Investments in open-end mutual funds are valued at their closing net asset value.

The policies and procedures approved by the Fund’s Board of Directors delegate authority to make fair value determinations to the manager, subject to the oversight of the Board of Directors. The manager has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of

Cohen & Steers Institutional Realty Shares, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability.  The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•                  Level 1 — quoted prices in active markets for identical investments

•                  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)

•                  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfer at the end of the period in which the underlying event causing the movement occurred. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. There were no transfers between Level 1 and Level 2 securities during the period ended March 28, 2013.

Cohen & Steers Institutional Realty Shares, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

The following is a summary of the inputs used as of March 28, 2013 in valuing the Fund’s investments carried at value:

	Total	Quoted Prices In Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Common Stock—Financial—Banks	$5,279,276	$—	$—	$5,279,276	(a)
Common Stock—Other Industries	2,533,548,689	2,533,548,689	—	—
Money Market Funds	36,701,424	—	36,701,424	—
Total Investments(b)	$2,575,529,389	$2,533,548,689	$36,701,424	$5,279,276

(a) Fair valued, pursuant to the Fund’s fair value procedures, utilizing significant unobservable inputs and assumptions.

(b) Portfolio holdings are disclosed individually on the Schedule of Investments.

Following is a reconciliation of investments for which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities
Balance as of December 31, 2012	$5,930,503
Change in unrealized depreciation	(651,227)
Balance as of March 28, 2013	$5,279,276

The change in unrealized appreciation/(depreciation) attributable to securities owned on March 28, 2013 which were valued using significant unobservable inputs (Level 3) amounted to $(651,227).

The following table summarizes the quantitative inputs and assumptions used for investments categorized in Level 3 of the fair value hierarchy.

	Fair Value	Valuation	Unobservable
	at March 28, 2013	Technique	Inputs	Range
Common Stock—Financial—Banks	$5,279,276	Market comparable companies	Discounted Price/ Book Ratio Liquidity Discount	0.95x – 1.66x 10% - 15%

The significant unobservable inputs utilized in the fair value measurement of the Fund’s Level 3 equity investment in Common Stock—Financial—Banks are the price-to-book ratio and discount for lack of liquidity. Significant changes in these inputs may result in a materially higher or lower fair value measurement.

Cohen & Steers Institutional Realty Shares, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Note 3. Income Tax Information

As of March 28, 2013, the federal tax cost and unrealized appreciation and depreciation in value of securities held were as follows:

Cost for federal income tax purposes	$1,935,089,044
Gross unrealized appreciation	$641,239,183
Gross unrealized depreciation	(798,838)
Net unrealized appreciation	$640,440,345

Item 2. Controls and Procedures

(a)                                 The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                                 During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)                                 Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS INSTITUTIONAL REALTY SHARES, INC.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin
Title: President

Date: May 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin	By:	/s/ James Giallanza
	Name: Adam M. Derechin		Name: James Giallanza
	Title: President and Principal Executive Officer		Title: Treasurer and Principal Financial Officer

Date: May 28, 2013